Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule Of Other Accrued Expenses

Other accrued expenses consist of the following:

	December 31,
	2019	2018
(in thousands)
Operating lease liability	$34,072	$—
Contingent consideration	24,502	46,191
Client refunds related to the Take 5 Matter	14,946	18,709
Payable related to settlement of contingent consideration	9,385	—
Employee insurance reserves	9,418	9,477
Client deposits	8,674	14,106
Rebates due to retailers	6,979	7,634
Taxes	6,342	8,130
Holdbacks	2,630	3,174
Restructuring charges	2,615	6,024
Interest rate cap and accrued interest payable	1,520	3,703
Other accrued expenses	7,752	9,876

Total other accrued expenses	$128,835	$127,024

Schedule Of Other Long Term Liabilities,

Other long-term liabilities consist of the following:

	December 31,
	2019	2018
(in thousands)
Operating lease liability	$84,902	$—
Contingent consideration	23,147	39,786
Workers’ compensation and other insurance reserves	29,718	37,705
Interest rate cap	2,294	1,160
Holdbacks	926	850
Taxes	525	8,129
Deferred rent	—	8,966
Other long-term liabilities	4,785	7,264

Total other long-term liabilities	$146,297	$103,860

Summary Of Changes in Carrying Value Of Estimated Contingent Consideration Liabilities

The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

	Year Ended December 31,
(in thousands)	2019	2018
Beginning of the period	$85,977	$155,940
Fair value of acquisitions	2,519	18,653
Payments	(37,100)	(40,292)
Note issuance for settlement	(9,385)	—
Changes in fair value	6,064	(45,662)
Foreign exchange translation effects	(426)	(2,662)

End of the period	$47,649	$85,977